Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014	Mar. 31, 2017	Dec. 27, 2013
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, federal	$ 20,640
Operating Loss Carryforwards, state	13,783
Foreign tax credits	537
Valuation allowance release due to acquisition	2,271
Tax holiday	5,714	$ 3,872	$ 2,279
Unrecognized tax benefits for uncertain tax positions	576	558	1,385	$ 617	$ 1,775
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	474
Unrecognized tax benefits for uncertain tax positions related penalties				$ 170
Long-term Debt [Member]
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits for uncertain tax positions	444
Deferred Tax Liabilities Non Current
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits for uncertain tax positions	132
Singapore
Tax Credit Carryforward [Line Items]
Tax holiday	5,714	$ 3,872	$ 2,279
Federal
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward amount	1,104
State
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward amount	$ 278